SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
RMB USD Spot Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	0.1379	0.1391	0.1403
RMB USD Average Biannual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	0.1396		0.1407
RMB USD Average Annual Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate		0.1404